Supplement to the

Fidelity® Capital Appreciation Fund Class K (FCAKX), Fidelity Disciplined Equity Fund Class K (FDEKX), and
Fidelity Value Fund Class K (FVLKX)

Funds of Fidelity Capital Trust

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2014

The following information replaces similar information found in the "Description of the Trust" section on page 55.

Custodians. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of Fidelity Disciplined Equity Fund and Fidelity Value Fund. Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts, is custodian of the assets of Fidelity Capital Appreciation Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

K-COM10B-15-01  June 1, 2015
1.881208.111

Supplement to the

Fidelity® Capital Appreciation Fund (FDCAX), Fidelity Disciplined Equity Fund (FDEQX), Fidelity Focused Stock Fund (FTQGX), Fidelity Stock Selector Small Cap Fund (FDSCX), and Fidelity Value Fund (FDVLX)

Fidelity Capital Appreciation Fund is a Class of shares of Fidelity Capital Appreciation Fund; Fidelity Disciplined Equity Fund is a Class of shares of Fidelity Disciplined Equity Fund; Fidelity Stock Selector Small Cap Fund is a Class of shares of Fidelity Stock Selector Small Cap Fund; and Fidelity Value Fund is a Class of shares of Fidelity Value Fund

Funds of Fidelity Capital Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2014

The following information replaces similar information found in the "Description of the Trust" section on page 62.

Custodians. Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts, is custodian of the assets of Fidelity Capital Appreciation Fund and Fidelity Stock Selector Small Cap Fund. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of Fidelity Disciplined Equity Fund and Fidelity Value Fund. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of Fidelity Focused Stock Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Fidelity Capital Appreciation Fund, Fidelity Disciplined Equity Fund, Fidelity Stock Selector Small Cap Fund, and Fidelity Value Fund in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

FCTB-15-01  June 1, 2015
1.803895.124

Supplement to the

Fidelity Advisor® Stock Selector All Cap Fund

Class A (FMAMX), Class T (FSJHX), Class B (FHRLX), Class C (FLACX), and Institutional Class (FBRNX)

Classes of shares of Fidelity® Stock Selector All Cap Fund

A Fund of Fidelity Capital Trust

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2014

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AFSS-AFSSIB-15-01  June 1, 2015
1.960091.104

Supplement to the
Fidelity Advisor® Stock Selector All Cap Fund
Institutional Class
November 29, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AFSSI-15-01  June 1, 2015
1.957631.105

Supplement to the

Fidelity Advisor® Stock Selector Small Cap Fund

Class A (FCDAX), Class T (FCDTX), Class B (FCDBX), Class C (FCDCX), and Institutional Class (FCDIX)

Classes of shares of Fidelity® Stock Selector Small Cap Fund

A Fund of Fidelity Capital Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2014

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

ASCS-ASCSIB-15-01  June 1, 2015
1.881211.109

Supplement to the
Fidelity Advisor® Stock Selector Small Cap Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

ASCSI-15-01  June 1, 2015
1.855560.118